Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2026
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
	For the six months ended
	June 30, 2025	June 30, 2026	June 30, 2026
			Convenience Translation
Basic earnings per share
	RM	RM	USD
Net (loss)/income attributable to owners of the parent	(1,929,598)	791,785	194,184

	Shares	Shares	Shares
Shares used in computation:
Weighted-average ordinary shares outstanding	179,848	816,406	816,406

Basic earnings per share attributable to owners of the parent	(10.73)	0.97	0.24

Diluted earnings per share

	RM	RM	USD
Net (loss)/income attributable to owners of the parent	(1,929,598)	791,785	194,184

	Shares	Shares	Shares
Shares used in computation:
Weighted-average ordinary shares outstanding	179,848	816,406	816,406
Potential issuable shares	84,946	22,262,651	22,262,651
Diluted total ordinary shares	264,794	23,079,057	23,079,057

Diluted earnings per shares attributable to owners of the parent	(7.29)	0.03	0.01